Equity - Transactions on the executive share award plans (Details) - Executive share award plans - shares shares in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Balance outstanding at beginning of period (in shares)	5.6	7.0	7.8
Granted (in shares)	2.1	1.8	2.5
Awarded (in shares)	(1.2)	(2.5)	(2.1)
Forfeited (in shares)	(1.2)	(0.7)	(1.2)
Balance outstanding at end of period (in shares)	5.3	5.6	7.0